COLUMBIA MANAGEMENT



March 5, 2007

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

         RE:   Columbia Funds Series Trust I (the "Trust")
                   Columbia California Tax-Exempt Fund
                   Columbia Connecticut Tax-Exempt Fund
                   Columbia Massachusetts Tax-Exempt Fund
                   Columbia New York Tax-Exempt Fund
                   Columbia Intermediate Municipal Bond Fund
                   Columbia Massachusetts Intermediate Municipal Bond Fund Columbia Connecticut Intermediate Municipal Bond Fund Columbia New Jersey Intermediate Municipal Bond Fund Columbia New York Intermediate Municipal Bond Fund Columbia Rhode Island Intermediate Municipal Bond Fund (the "Funds")
                   Registration Nos.:  002-99356 & 811-04367

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information dated March 1, 2007 for the Funds do not differ from that contained in Post-Effective Amendment No. 54 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on February 28, 2007.

The Funds' Prospectuses and Statements of Additional Information, dated March 1, 2007, are now being used in connection with the public offering and sale of shares of the Funds.

If there are any questions regarding this filing, please direct them to the undersigned at (617) 772-3490.

Very truly yours,

COLUMBIA FUNDS SERIES TRUST I

/s/ Patrick Gannon
    Patrick Gannon
    Legal Product Manager



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       COLUMBIA MANAGEMENT IS THE PRIMARY ASSET MANAGEMENT GROUP AND A NON-BANK
                                      SUBSIDIARY OF BANK OF AMERICA CORPORATION

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